Corporate information (Details) - MYT Holding LLC	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Mytheresa Group
Disclosure of transactions between related parties
Percentage of ownership	77.90%	78.30%
MYT Netherlands Parent B.V.
Disclosure of transactions between related parties
Percentage of ownership	77.90%